ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2017
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

1.  ORGANIZATION AND BASIS OF PRESENTATION

The Company is a limited liability company incorporated in the Cayman Islands on March 3, 2008.

The Company does not conduct any substantive operations on its own but instead conducts its primary business operations through its subsidiaries and variable interest entity (the “VIE”), which is located in the People’s Republic of China (the “PRC”). The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries and VIE. The Company, its subsidiaries and VIE are hereinafter collectively referred to as the “Group”.

The Group is principally engaged in the business of providing express delivery services, freight delivery services, supply chain management services, store+ services and other value-added services. The Group’s principal geographic market is in the PRC. On June 22, 2017, the Company revised its name from Best Logistics Technologies Limited to BEST Inc. effective immediately.

On September 20, 2017, the Company completed its initial public offering (“IPO”) on the New York Stock Exchange (Note 19).

Details of the Company’s principal subsidiaries and VIE as of December 31, 2017 are as follows:

Name of Company	Place and date of incorporation/ registration and business	Percentage of equity interest attributable to the Company	Principal activities
Subsidiaries:
Eight Hundred Logistics Technologies Corporation (“BEST BVI”)	BVI/ May 22, 2007	100%	Investment holding
BEST Logistics Technologies Limited (“BEST HK”)	HK/ May 29, 2007	100%	Investment holding
BEST Logistics Technologies (China) Co., Ltd. (“BEST China”)	PRC/ April 23, 2008	100%	Freight delivery and Supply chain management services
BEST Store Network (Hangzhou) Co., Ltd. (“BEST Store”)	PRC/ May16, 2013	100%	Store+ services
Zhejiang BEST Technology Co., Ltd. (“BEST Technology”)	PRC/ July 26, 2007	100%	Logistics technical services
Xinyuan Financial Leasing (Zhejiang) Co., Ltd. (formerly known as BEST Finance Lease (Zhejiang) Co., Ltd.)(“BEST Finance”)*	PRC/ January 15, 2015	100%	Financial services
BEST Logistics Technologies (Ningbo Free Trade Zone) Co., Ltd. (“BEST Ningbo”)	PRC/ May 22, 2015	100%	Supply chain management services

VIE
Hangzhou BEST Network Technologies Co., Ltd. (“BEST Network”)	PRC August 22, 2007	Nil	Express delivery services
VIE’s subsidiary:
Sichuan Wowo Supermarket Chain Co.,Ltd. (“Wowo”)	PRC April 12, 2005	Nil	Convenience Store operations

* In December 2017, BEST Finance Lease (Zhejiang) Co., Ltd. has been renamed Xinyuan Financial Leasing (Zhejiang) Co., Ltd.

To comply with PRC laws and regulations which prohibit foreign control of companies that engage in domestic mail delivery services, the Group operates its express delivery services in the PRC through its VIE. Despite the lack of technical majority ownership, BEST Technology has effective control of the VIE through a series of contractual arrangements (the “Contractual Agreements”) and a parent-subsidiary relationship exists between BEST Technology and the VIE. The equity interests of the VIE are legally held by PRC individuals (the “nominee shareholders”). Through the Contractual Agreements, the nominee shareholders of the VIE effectively assign all of their voting rights underlying their equity interests in the VIE to BEST Technology. In addition, through the terms of the Contractual Agreements, BEST Technology demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of the VIE. As a result of the Contractual Agreements, the Company has the power to direct the activities of the VIE that most significantly impact its economic performance and, is entitled to substantially all of the economic benefits from the VIE through BEST Technology. Therefore, the Company consolidates the VIE in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810-10, Consolidation: Overall.

The following is a summary of the Contractual Agreements.

Loan Agreements

BEST Technology has granted interest-free loans with an aggregate amount of RMB13,780 to the nominee shareholders of the VIE for the purpose of providing funds necessary for the capital injection of the VIE. The loans are only repayable by the nominee shareholders through a transfer of his or her equity interests in the VIE to BEST Technology or its designated party unless the nominee shareholders are in breach of the agreement, in which BEST Technology can request immediate repayment of the loans. The loan agreements are effective until full repayment of the loans or BEST Technology agrees to waive the loan.

Exclusive Technical Support and Service Agreement

Pursuant to the Exclusive Technical Support and Service Agreement between BEST Technology and the VIE, BEST Technology has the exclusive right to provide services to the VIE related to the VIE’s business, including but not limited to the management, development and maintenance of software, databases and websites, training and recruitment of employees and other services required by the VIE. In return, the VIE agrees to pay a service fee that is based on a predetermined formula based on the financial performance of the VIE. The Exclusive Technical Support and Service Agreement is valid for 20 years and will be automatically renewed on an annual basis unless both parties agree to terminate the agreement.

Exclusive Option Agreement

Under the Exclusive Option Agreement among BEST Technology, the VIE and nominee shareholders of the VIE, BEST Technology has (i) an exclusive option to purchase, when and to the extent permitted under PRC laws, all or part of the equity interests in the VIE or all or part of the assets held by the VIE and (ii) an exclusive right to cause the nominee shareholders to transfer their equity interest in the VIE to BEST Technology or any designated third party. BEST Technology has the sole discretion to decide when to exercise the option, whether in part or full. The exercise price of the option to purchase all or part of the equity interests in the VIE or assets held by the VIE will be the minimum amount of consideration permitted under the then-applicable PRC laws. Any proceeds received by the nominee shareholders from the exercise of the option exceeding the loan amount, distribution of profits or dividends, shall be remitted to BEST Technology, to the extent permitted under PRC laws. The Exclusive Option Agreement will remain in effect until all the equity interests or the assets held by the VIE are transferred to BEST Technology or its designated party. BEST Technology may terminate the Exclusive Option Agreement at their sole discretion, whereas under no circumstances may the VIE or its nominee shareholders terminate this agreement.

Proxy Agreement

Pursuant to the Proxy Agreement between BEST Technology, the VIE and its nominee shareholders, each of the VIE’s shareholders agreed to entrust all the rights to exercise their voting power to the person designated by BEST Technology. The nominee shareholders irrevocably authorize the person designated by BEST Technology as its attorney-in-fact (“AIF”) to exercise on such nominee shareholder’s behalf any and all rights that such shareholder has in respect of its equity interests in the VIE. BEST Technology has the right to replace the authorized AIF at any time upon written notice but not consent from the other parties. The Proxy Agreement has a term of 20 years and is subject to automatic renewal on an annual basis unless it is terminated by BEST Technology at its sole discretion. The nominee shareholders may not terminate the Proxy Agreement or revoke the appointment of the AIF without BEST Technology’s prior written consent.

Equity Pledge Agreement

Under the Equity Pledge Agreement among BEST Technology, the VIE and its nominee shareholders; the nominee shareholders of the VIE have pledged all of their equity interests in the VIE in favor of BEST Technology to secure the VIE and their obligations under the various contractual agreements, including the Exclusive Technical Support and Service Agreement, Loan Agreements and Exclusive Option Agreement described above. The nominee shareholders further undertake that they will remit any distributions as a result in connection with such shareholder’s equity interests in the VIE to BEST Technology, to the extent permitted by PRC laws. If the VIE or any of their respective nominee shareholders breach any of their respective contractual obligations under the above agreements, BEST Technology, as pledgee, will be entitled to certain rights, including the right to sell, transfer or dispose the pledged equity interest. The nominee shareholders of the VIE agree not to create any encumbrance on or otherwise transfer or dispose of their respective equity interest in the VIE, without the prior consent of BEST Technology. The Equity Pledge Agreement will be valid until the VIE and their respective shareholders fulfill all contractual obligations under the above agreements.

Through the design of the Contractual Agreements, the nominee shareholders of the VIE effectively assigned their full voting rights to BEST Technology, which gives BEST Technology the power to direct the activities that most significantly impact the VIE’s economic performance. In addition, BEST Technology is entitled to substantially all of the economic benefits from the VIE. As a result of these Contractual Agreements, BEST Technology is determined to be the primary beneficiary of the VIE.

In June 2017, the Contractual Agreements were supplemented by the following terms:

a)Exclusive Technical Support and Service Agreement

•	BEST Technology has the right to unilaterally adjust the service fee;

•

The agreement is valid for 20 years and will be automatically renewed on an annual basis unless terminated by BEST Technology at its sole discretion, whereas under no circumstances may the VIE terminate this agreement.

b)Exclusive Option Agreement

•

To ensure that the cash flow requirements of the VIE’s daily operations are met and/or to set off any losses that may be incurred, the Company is obliged, only to the extent permissible under PRC laws, to provide financial support to the VIE, whether or not the VIE actually incurs any such operational loss. The Company will not request repayment if the VIE or its nominee shareholders are unable to do so;

•	Without the Company’s prior consent, the VIE and its nominee shareholders shall not enter into any material agreements outside of the ordinary course of business;

•	The Company, at its sole discretion, has the right to decide whether the option and other rights granted under the agreement will be exercised by the Company, BEST Technology or its designated party.

c)Proxy Agreement

•	The Proxy Agreement is valid as long as the nominee shareholders remain shareholders of the VIE;

•

The appointment of any individuals to exercise the powers and rights assigned pursuant to the Proxy Agreement requires the approval of the Company. All the activities in relation to such powers and rights assigned are directed and approved by the Company.

As a result, the power and the rights pursuant to the Proxy Agreement have since been effectively reassigned to the Company which has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. The Company is also obligated to absorb the expected losses of the VIE through the financial support as described above. The Company and BEST Technology, as a group of related parties, have held all of the variable interests of the VIE. The Company has been determined to be most closely associated with the VIE within the group of related parties and has replaced BEST Technology as the primary beneficiary of the VIE since June 2017. As the VIE was subject to indirect control by the Company through BEST Technology immediately before and direct control immediately after the Contractual Agreements were supplemented, the change of the primary beneficiary of the VIE was accounted for as a common control transaction based on the carrying amount of the net assets transferred.

In the opinion of the Company’s PRC legal counsel, (i) the ownership structure relating to the VIE complies with current PRC laws and regulations; and (ii) the Company and BEST Technology’s contractual arrangements with the VIE and its nominee shareholders are valid, binding and enforceable on all parties to these arrangements and do not violate current PRC laws or regulations.

The carrying amounts of the assets, liabilities and the results of operations of the VIE included in the Company’s consolidated balance sheets and statements of comprehensive loss are as follows:

	As at December 31
	2016	2017	2017
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	229,700	117,664	18,085
Restricted cash	85,502	23,559	3,621
Accounts receivable, net	89,322	206,593	31,753
Inventories	29,254	76,595	11,776
Short-term investments	22,000	167,638	25,765
Prepayments and other current assets	455,884	845,197	129,904
Amounts due from related parties	42,361	94,412	14,510

Total current assets	954,023	1,531,658	235,414

Non-current assets:
Property and equipment, net	614,702	794,382	122,094
Intangible assets, net	—	119,364	18,346
Goodwill	241,623	410,271	63,057
Other non-current assets	78,633	47,173	7,250

Total non-current assets	934,958	1,371,190	210,747

Total assets	1,888,981	2,902,848	446,161

LIABILITIES
Current liabilities:
Short-term bank loans	298,000	565,000	86,839
Accounts and notes payable	941,467	1,425,018	219,021
Customer advances and deposits	500,957	723,508	111,201
Accrued expenses and other liabilities	615,443	1,090,217	167,563
Capital lease obligation	13,215	7,227	1,111
Amounts due to related parties	1,726,088	1,401,016	215,333

Total current liabilities	4,095,170	5,211,986	801,068

Capital lease obligation	7,535	—	—
Deferred tax liabilities	—	28,945	4,449
Other non-current liabilities	—	70,649	10,859

Total non-current liabilities	7,535	99,594	15,308

Total liabilities	4,102,705	5,311,580	816,376

The revenue-producing assets that are held by the VIE comprise mainly of machinery and electronic equipment, express delivery software and domain name. The VIE contributed an aggregate of 71%, 61% and 66% of the Group’s consolidated revenue for the years ended December 31, 2015, 2016 and 2017, respectively, after elimination of inter-company transactions. As of December 31, 2017, there was no pledge or collateralization of the VIE’s assets that can only be used to settled obligations of the VIE.

Other than the amounts due to related parties (which are eliminated upon consolidation) all remaining liabilities of the VIE are without recourse to the primary beneficiary. The Company did not provide or intend to provide financial or other supports not previously contractually required to the VIE during the years presented.

	For the years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Total revenue	3,761,855	5,422,100	13,251,443	2,036,709
Net loss	(558,773)	(627,302)	(221,601)	(34,060)
Net cash (used in)/generated from operating activities	(178,511)	(381,642)	277,518	42,654
Net cash used in investing activities	(288,204)	(441,555)	(656,571)	(100,914)
Net cash generated from financing activities	473,877	960,576	267,017	41,040